April 29, 2011
Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:	Mr. Mark Cowan Document Control — EDGAR

RE:	Columbia Funds Variable Series Trust II
                    Columbia Variable Portfolio — Balanced Fund
                    Columbia Variable Portfolio — Cash Management Fund
                    Columbia Variable Portfolio — Core Equity Fund
                    Columbia Variable Portfolio — Diversified Bond Fund
                    Columbia Variable Portfolio — Diversified Equity Income Fund
                    Columbia Variable Portfolio — Dynamic Equity Fund
                    Columbia Variable Portfolio — Emerging Markets Opportunity Fund
                    Columbia Variable Portfolio — Global Bond Fund
                    Columbia Variable Portfolio — Global Inflation Protected Securities Fund
                    Columbia Variable Portfolio — High Yield Bond Fund
                    Columbia Variable Portfolio — Income Opportunities Fund
                    Columbia Variable Portfolio — International Opportunity Fund
                    Columbia Variable Portfolio — Large Cap Growth Fund
                    Columbia Variable Portfolio — Limited Duration Credit Fund
                    Columbia Variable Portfolio — Mid Cap Growth Opportunity Fund
                    Columbia Variable Portfolio — Mid Cap Value Opportunity Fund
                    Columbia Variable Portfolio — S&P 500 Index Fund
                    Columbia Variable Portfolio — Select Large — Cap Value Fund
                    Columbia Variable Portfolio — Select Smaller — Cap Value Fund
                    Columbia Variable Portfolio — Seligman Global Technology Fund
                    Columbia Variable Portfolio — Short Duration U.S. Government Fund
                    Variable Portfolio — Aggressive Portfolio
                    Variable Portfolio — Conservative Portfolio
                    Variable Portfolio — Moderately Aggressive Portfolio
                    Variable Portfolio — Moderately Conservative Portfolio
                    Variable Portfolio — Moderate Portfolio
                    Variable Portfolio — AllianceBernstein International Value Fund
                    Variable Portfolio — American Century Diversified Bond Fund
                    Variable Portfolio — American Century Growth Fund
                    Variable Portfolio — Columbia Wanger International Equities Fund
                    Variable Portfolio — Columbia Wanger U.S. Equities Fund
                    Variable Portfolio — Davis New York Venture Fund
                    Variable Portfolio — Eaton Vance Floating-Rate Income Fund
                    Variable Portfolio — Goldman Sachs Mid Cap Value Fund
                    Variable Portfolio — Invesco International Growth Fund
                    Variable Portfolio — Jennison Mid Cap Growth Fund
                    Variable Portfolio — Marsico Growth Fund
                    Variable Portfolio — J.P. Morgan Core Bond Fund
                    Variable Portfolio — MFS Value Fund
                    Variable Portfolio — Mondrian International Small Cap Fund
                    Variable Portfolio — Morgan Stanley Global Real Estate Fund
                    Variable Portfolio — NFJ Dividend Value Fund
                    Variable Portfolio — Nuveen Winslow Large Cap Growth Fund
                    Variable Portfolio — Partners Small Cap Growth Fund
                    Variable Portfolio — Partners Small Cap Value Fund
                    Variable Portfolio — PIMCO Mortgage-Backed Securities Fund
                    Variable Portfolio — Pyramis® International Equity Fund
Variable Portfolio — Wells Fargo Short Duration Government Fund

Post-Effective Amendment No. 15
File No. 333-146374 / 811-22127
Dear Mr. Cowan:
Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectuses and Statements of Additional Information for the above-referenced funds do not differ from that contained in Registrant’s Post-Effective Amendment No. 15 (Amendment). This Amendment was filed electronically on April 29, 2011.
If you have any questions regarding this filing, please contact either Anna Butskaya at (612) 671-4993 or me at (612) 671-4321.
Sincerely,

/s/ Christopher O. Petersen Christopher O. Petersen
Vice President and Chief Counsel
Ameriprise Financial, Inc.